Other information Other information - Supplemental cash flow information (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash paid during the year for:
Interest	CAD 9,187	CAD 10,939	CAD 25,528
Income taxes	0	0	91
Cash received during the year for:
Interest	208	63	256
Income taxes	CAD 0	CAD 88	CAD 3,797